Note 8 - Fair Value - Fair Value Instruments Carried At Cost - Main Valuation Techniques - Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 636,736	€ 676,428	€ 694,573
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Central Banks [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Valuation Techniques	Present-value method (Discounted future cash flows)
Inputs Used In Fair Value Measurement Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Customers [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Valuation Techniques	Present-value method (Discounted future cash flows)
Inputs Used In Fair Value Measurement Liabilities	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 2 Of Fair Value Hierarchy [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 2 Of Fair Value Hierarchy [Member] | Central Banks [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 2 Of Fair Value Hierarchy [Member] | Credit Institutions [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 2 Of Fair Value Hierarchy [Member] | Customers [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 2 Of Fair Value Hierarchy [Member] | Debt Securities [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 2 Of Fair Value Hierarchy [Member] | Other [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	0
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 3 Of Fair Value Hierarchy [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	544,604
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 3 Of Fair Value Hierarchy [Member] | Central Banks [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	37,057
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 3 Of Fair Value Hierarchy [Member] | Credit Institutions [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	54,496
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 3 Of Fair Value Hierarchy [Member] | Customers [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	381,947
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 3 Of Fair Value Hierarchy [Member] | Debt Securities [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	59,272
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Level 3 Of Fair Value Hierarchy [Member] | Other [Member]
Fair Value Instruments Carried At Cost Main Valuation Techniques Liabilities Line Items
Liabilities	€ 11,832